Options and Other Equity Based Awards - Share Based Payments Activities (Detail) (USD $)	0 Months Ended	12 Months Ended
	Mar. 20, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options quantity
Granted	2,298,478
Weighted-Average Exercise Price
Granted	$ 16.68
Sovereign Management Equity Incentive Plan [Member]
Stock options quantity
Outstanding and Nonvested at beginning		17,235,250
Exercised		(596,285)
Cancelled		(987,896)
Outstanding and Nonvested at ending		15,651,069	17,235,250
Vested and exercisable ending balance		14,170,926
Weighted-Average Exercise Price
Outstanding and Nonvested at beginning		$ 4.84
Exercised		$ 4.92
Cancelled		$ 5.14
Outstanding and Nonvested at ending		$ 4.81	$ 4.84
Vested and exercisable at December 31, 2013		$ 4.59
Weighted - Average Remaining Contractual Term (in years)
Outstanding balance		4 years 7 months 28 days	5 years 8 months 5 days
Vested and exercisable ending balance		4 years 7 months 17 days
Sovereign Management Equity Incentive Plan [Member] | Performance Based Stock Options [Member]
Stock options quantity
Outstanding and Nonvested at ending		776,037	776,037
Weighted-Average Exercise Price
Outstanding and Nonvested at ending		$ 5.00	$ 5.00
Sovereign 2012 MEIP [Member]
Stock options quantity
Outstanding and Nonvested at beginning		1,505,225
Granted		2,910,621
Cancelled		(153,500)
Outstanding and Nonvested at ending		4,262,346	1,505,225
Vested and exercisable ending balance		485,546
Weighted-Average Exercise Price
Outstanding and Nonvested at beginning		$ 9.96
Granted		$ 11.91
Cancelled		$ 10.18
Outstanding and Nonvested at ending		$ 11.29	$ 9.96
Vested and exercisable at December 31, 2013		$ 10.98
Weighted - Average Remaining Contractual Term (in years)
Outstanding balance		8 years 2 months 5 days	8 years 11 months 1 day
Vested and exercisable ending balance		9 years 1 month 21 days
Travelocity.com LLC Stock Option Grant Agreement [Member] | Time Based Option [Member]
Stock options quantity
Outstanding and Nonvested at beginning		1,960,231
Cancelled		(475,701)
Outstanding and Nonvested at ending		1,484,530	1,960,231
Vested and exercisable ending balance		1,009,904
Weighted-Average Exercise Price
Outstanding and Nonvested at beginning		$ 0.43
Cancelled		$ 0.48
Outstanding and Nonvested at ending		$ 0.41	$ 0.43
Vested and exercisable at December 31, 2013		$ 0.52
Weighted - Average Remaining Contractual Term (in years)
Outstanding balance		6 years 7 months 28 days	7 years 7 months 2 days
Vested and exercisable ending balance		6 years 6 months 22 days
Tandem SARs [Member] | SARs [Member]
Stock options quantity
Outstanding and Nonvested at beginning		21,607,122
Cancelled		(3,487,238)
Outstanding and Nonvested at ending		18,119,884	21,607,122
Weighted-Average Exercise Price
Outstanding and Nonvested at beginning		$ 1.45
Cancelled		$ 1.45
Outstanding and Nonvested at ending		$ 1.45	$ 1.45
Weighted - Average Remaining Contractual Term (in years)
Outstanding balance		6 years 4 months 17 days	7 years 4 months 17 days